UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046




13F File Number : 028-12233


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:


/s/ Fred T Perlstadt        Mountain Lakes, NJ      November 13, 2007
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:   $842,010 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allegheny Energy Inc           Common           017361106     5761   110240  SH       SOLE                   110240
Altria Group Inc               Common           02209S103    28247   406254  SH       SOLE                   406254
Berkshire Hathaway Inc Del     Cl B             084670207    99290    25124  SH       SOLE                    25124
Brookfield Asset Mgmt Inc      Cl A Ltd Vt Sh   112585104     1040    27000  SH       SOLE                    27000
Canadian Natural Resource Ltd  Common           136385101    30694   405200  SH       SOLE                   405200
Chesapeake Energy Corp         Common           165167107    52098  1477544  SH       SOLE                  1477544
Coca Cola Femsa SA de C V      ADR              191241108    12334   287441  SH       SOLE                   287441
Consolidated Tomoka Land Co    Common           210226106    90581  1347729  SH       SOLE                  1347729
Fomento Economico Mexicano-SP  ADR              344419106    46784  1250903  SH       SOLE                  1250903
Google, Inc.                   Cl A             38259P508    42607    75108  SH       SOLE                    75108
Grupo Televisa SA de CV        ADR              40049J206     6139   254000  SH       SOLE                   254000
Harrahs Entertainment Inc      Common           413619107     7076    81400  SH       SOLE                    81400
Leucadia National Corp         Common           527288104    26919   558261  SH       SOLE                   558261
Liberty Media Holding Corp     Int Com Ser A    53071M104    21626  1125763  SH       SOLE                  1125763
Penn National Gaming Inc       Common           707569109    27756   470288  SH       SOLE                   470288
Reynolds American Inc          Common           761713106    95086  1495300  SH       SOLE                  1495300
Weyerhaeuser Company           Common           962166104    28020   387555  SH       SOLE                   387555
Winthrop Realty Trust          Sh Ben Int       976391102     2727   405218  SH       SOLE                   405218
Wynn Resorts Ltd               Common           983134107   217108  1377937  SH       SOLE                  1377937


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